RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION [abstract]
Disclosure of information about key management personnel [Table Text Block]
	December 31, 2020	December 31, 2019
Short-term benefits*	$2,123,892	$1,675,146
Associate companies**	(30,935)	(31,205)
Stock-based compensation	1,763,245	1,213,717
Total	$3,856,202	$2,857,658

*Short-term employment benefits include salaries, consulting fees, vacation accruals and bonus accruals for key management. It also includes directors' fees for non-executive members of the Company's Board of Directors.

**Net of payable/receivable/GST due to/from entities for which Integra's directors are executives, mostly related to rent and office expenses.